Capital and reserves - reconciliation of movement in total equity (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Abstract]
Summary of Capital and Reserves - Reconciliation of Movement in Total Equity

	Attributable to owners of the parent

	Share capital £m	Share premium, capital redemption and merger reserves £m	Other reserves £m	Retained earnings £m	Total attributable to owners of the parent £m	Non- controlling interests £m	Total equity £m

31 December 2017	614	26,602	(3,392)	36,935	60,759	222	60,981

Accounting policy change (IFRS 9) (note 31)	–	–	(9)	(29)	(38)	–	(38)

Revised 1 January 2018	614	26,602	(3,401)	36,906	60,721	222	60,943

Comprehensive income and expense

Profit for the year	–	–	–	6,032	6,032	178	6,210

Differences on exchange	–	–	3,861	–	3,861	7	3,868

Cash flow hedges

– net fair value losses	–	–	(58)	–	(58)	–	(58)

– reclassified and reported in profit for the year	–	–	17	–	17	–	17

Investments held at fair value

– reclassified and reported in retained earnings	–	–	(8)	8	–	–	–

Net investment hedges

– net fair value losses	–	–	(472)	–	(472)	–	(472)

– differences on exchange on borrowings	–	–	(236)	–	(236)	–	(236)

Associates – share of OCI, net of tax (note 5)	–	–	(38)	–	(38)	–	(38)

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	–	18	–	18	–	18

Retirement benefit schemes

– net actuarial gains (note 12)	–	–	–	138	138	–	138

– surplus recognition and minimum funding obligations	–	–	–	4	4	–	4
(note 12)

Associates – share of OCI, net of tax (note 5)	–	–	6	–	6	–	6

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	(33)	(33)	–	(33)

Cash flow hedges reclassified and reported in total assets	–	–	(22)	–	(22)	–	(22)

Other changes in equity

Employee share options

– value of employee services	–	–	–	121	121	–	121

– proceeds from shares issued	–	4	–	–	4	–	4

Dividends and other appropriations

– ordinary shares (note 8)	–	–	–	(4,463)	(4,463)	–	(4,463)

– to non-controlling interests	–	–	–	–	–	(163)	(163)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	(139)	(139)	–	(139)

Non-controlling interests – acquisitions (note 24(c))	–	–	–	(11)	(11)	–	(11)

Other movements	–	–	–	(6)	(6)	–	(6)

31 December 2018	614	26,606	(333)	38,557	65,444	244	65,688

	Attributable to owners of the parent

Revised	Share capital £m	Share premium, capital redemption and merger reserves £m	Other reserves £m	Retained earnings £m	Total attributable to owners of the parent £m	Non- controlling interests £m	Total equity £m

1 January 2017	507	3,931	413	3,331	8,182	224	8,406

Comprehensive income and expense

Profit for the year	–	–	–	37,485	37,485	171	37,656

Differences on exchange	–	–	(3,082)	–	(3,082)	(2)	(3,084)

Cash flow hedges

– net fair value losses	–	–	(263)	–	(263)	(1)	(264)

– reclassified and reported in profit for the year	–	–	109	–	109	–	109

– reclassified and reported in total assets	–	–	(16)	–	(16)	–	(16)

Investments held at fair value

– net fair value losses	–	–	(27)	–	(27)	–	(27)

Net investment hedges

– net fair value gains	–	–	425	–	425	–	425

– differences on exchange on borrowings	–	–	(67)	–	(67)	(1)	(68)

Associates – share of OCI, net of tax (note 5)	–	–	(918)	–	(918)	–	(918)

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	–	34	–	34	–	34

Retirement benefit schemes					–		–

– net actuarial gains (note 12)	–	–	–	832	832	1	833

– surplus recognition and minimum funding obligations	–	–	–	(5)	(5)	(1)	(6)
(note 12)

Associates – share of OCI, net of tax (note 5)	–	–	–	25	25	–	25

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	(171)	(171)	–	(171)

Other changes in equity

Employee share options

– value of employee services	–	–	–	105	105	–	105

– proceeds from shares issued	–	5	–	–	5	–	5

Dividends and other appropriations

– ordinary shares	–	–	–	(4,465)	(4,465)	–	(4,465)

– to non-controlling interests	–	–	–	–	–	(169)	(169)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	(205)	(205)	–	(205)

Shares issued – RAI acquisition (note 24(a))	107	22,666	–	–	22,773	–	22,773

Other movements	–	–	–	3	3	–	3

31 December 2017	614	26,602	(3,392)	36,935	60,759	222	60,981

	Attributable to owners of the parent

	Share capital £m	Share premium, capital redemption and merger reserves £m	Other reserves £m	Retained earnings £m	Total attributable to owners of the parent £m	Non- controlling interests £m	Total equity £m

1 January 2016	507	3,927	(1,294)	1,754	4,894	138	5,032

Comprehensive income and expense

Profit for the year	–	–	–	4,648	4,648	191	4,839

Differences on exchange	–	–	1,218	–	1,218	52	1,270

Cash flow hedges

– net fair value gains	–	–	28	–	28	1	29

– reclassified and reported in profit for the year	–	–	38	–	38	–	38

– reclassified and reported in total assets	–	–	(12)	–	(12)	–	(12)

Net investment hedges

– net fair value losses	–	–	(837)	–	(837)	–	(837)

– differences on exchange on borrowings	–	–	(124)	–	(124)	–	(124)

Associates – share of OCI, net of tax (note 5)	–	–	1,415	–	1,415	–	1,415

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	–	(19)	–	(19)	–	(19)

Retirement benefit schemes

– net actuarial losses	–	–	–	(231)	(231)	3	(228)

– surplus recognition and minimum funding obligations	–	–	–	–	–	(1)	(1)
(note 12)

Associates – share of OCI, net of tax (note 5)	–	–	-	20	20	–	20

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	36	36	–	36

Other changes in equity

Employee share options

– value of employee services	–	–	–	71	71	–	71

– proceeds from shares issued	–	4	–	–	4	–	4

Dividends and other appropriations

– ordinary shares	–	–	–	(2,910)	(2,910)	–	(2,910)

– to non-controlling interests	–	–	–	—	—	(156)	(156)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	(64)	(64)	–	(64)

Non-controlling interests – acquisitions (note 24(c))	–	–	–	4	4	(4)	–

Other movements	–	–	–	3	3	–	3

31 December 2016	507	3,931	413	3,331	8,182	224	8,406

Summary of Composition of Share Premium Account, Capital Redemption Reserves and Merger Reserves	Share premium account, capital redemption reserves and merger reserves comprise:

	Share premium account £m	Capital redemption reserves £m	Merger reserves £m	Total £m

31 December 2018	91	101	26,414	26,606

31 December 2017	87	101	26,414	26,602

31 December 2016	82	101	3,748	3,931

Summary of Movements of Called Up Share Capital

Called-up share capital	Ordinary shares of 25p each Number of shares	£m

Allotted and fully paid

1 January 2018	2,456,278,414	614.06

Changes during the year

– share option schemes	137,470	0.03

31 December 2018	2,456,415,884	614.09

Allotted and fully paid

1 January 2017	2,027,019,508	506.75

Changes during the year

– share option schemes	213,144	0.05

– Issue of shares RAI acquisition	429,045,762	107.26

31 December 2017	2,456,278,414	614.06

Allotted and fully paid

1 January 2016	2,026,866,724	506.71

Changes during the year

– share option schemes	152,784	0.04

31 December 2016	2,027,019,508	506.75

Summary of Movements in Other Reserves and Retained Earnings

Movements in other reserves and retained earnings (which are after deducting treasury shares) shown above comprise:

							Retained earnings

	Translation reserve £m	Hedging reserve £m	Fair value reserve £m	Revaluation reserve £m	Other £m	Total other reserves £m	Treasury shares £m	Other £m

31 December 2017	(4,029)	(132)	17	179	573	(3,392)	(5,195)	42,130

Accounting policy change (IFRS 9) (note 31)	–	–	(9)	–	–	(9)	–	(29)

1 January 2018	(4,029)	(132)	8	179	573	(3,401)	(5,195)	42,101

Comprehensive income and expense

Profit for the year	–	–	–	–	–	–	–	6,032

Differences on exchange	3,861	–	–	–	–	3,861	–	–

Cash flow hedges

– net fair value losses	–	(58)	–	–	–	(58)	–	–

– reclassified and reported in profit for the year	–	17	–	–	–	17	–	–

Investments held at fair value

– reclassified and reported in retained earnings	–	–	(8)	–	–	(8)	–	8

Net investment hedges

– net fair value losses	(472)	–	–	–	–	(472)	–	–

– differences on exchange on borrowings	(236)	–	–	–	–	(236)	–	–

Associates – share of OCI, net of tax (note 5)	(38)	–	–	–	–	(38)	–	–

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	18	–	–	–	18	–	–

Retirement benefit schemes

– net actuarial gains (note 12)	–	–	–	–	–	–	–	138

– surplus recognition and minimum funding obligations (note 12)	–	–	–	–	–	–	–	4

Associates – share of OCI, net of tax (note 5)	–	–	6	–	–	6	–	–

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	–	–	–	–	(33)

Cash flow hedges reclassified and reported in total assets	–	(22)	–	–	–	(22)	–	–

Other changes in equity

Employee share options

– value of employee services	–	–	–	–	–	–	–	121

Dividends and other appropriations

– ordinary shares (note 8)	–	–	–	–	–	–	–	(4,463)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	–	–	–	(139)	–

Non-controlling interests – acquisitions (note 24(c))	–	–	–	–	–	–	–	(11)

Other movements	–	–	–	–	–	–	92	(98)

31 December 2018	(914)	(177)	6	179	573	(333)	(5,242)	43,799

							Retained earnings

Revised	Translation reserve £m	Hedging reserve £m	Available- for-sale reserve £m	Revaluation reserve £m	Other £m	Total other reserves £m	Treasury shares £m	Other £m

1 January 2017	(382)	4	39	179	573	413	(5,053)	8,384

Comprehensive income and expense

Profit for the year	–	–	–	–	–	–	–	37,485

Differences on exchange	(3,082)	–	–	–	–	(3,082)	–	–

Cash flow hedges

– net fair value losses	–	(263)	–	–	–	(263)	–	–

– reclassified and reported in profit for the year	–	109	–	–	–	109	–	–

– reclassified and reported in total assets	–	(16)	–	–	–	(16)	–	–

Investments held at fair value

– net fair value losses	–	–	(27)	–	–	(27)	–	–

Net investment hedges

– net fair value gains	425	–	–	–	–	425	–	–

– differences on exchange on borrowings	(67)	–	–	–	–	(67)	–	–

Associates – share of OCI, net of tax (note 5)	(923)	–	5	–	–	(918)	–	–

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	34	–	–	–	34	–	–

Retirement benefit schemes

– net actuarial gains (note 12)	–	–	–	–	–	–	–	832

– surplus recognition and minimum funding obligations (note 12)	–	–	–	–	–	–	–	(5)

Associates – share of OCI, net of tax (note 5)	–	–	–	–	–	–	–	25

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	–	–	–	–	(171)

Other changes in equity

Employee share options

– value of employee services	–	–	–	–	–	–	–	105

Dividends and other appropriations

– ordinary shares	–	–	–	–	–	–	–	(4,465)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	–	–	–	(205)	0

Other movements	–	–	–	–	–	–	63	(60)

31 December 2017	(4,029)	(132)	17	179	573	(3,392)	(5,195)	42,130

							Retained earnings

	Translation reserve £m	Hedging reserve £m	Available- for-sale reserve £m	Revaluation reserve £m	Other £m	Total other reserves £m	Treasury shares £m	Other £m

1 January 2016	(2,062)	(33)	49	179	573	(1,294)	(5,049)	6,803

Comprehensive income and expense

Profit for the year	–	–	–	–	–	–	–	4,648

Differences on exchange	1,218	–	–	–	–	1,218	–	–

Cash flow hedges

– net fair value gains	–	28	–	–	–	28	–	–

– reclassified and reported in profit for the year	–	38	–	–	–	38	–	–

– reclassified and reported in total assets	–	(12)	–	–	–	(12)	–	–

Net investment hedges

– net fair value losses	(837)	–	–	–	–	(837)	–	–

– differences on exchange on borrowings	(124)	–	–	–	–	(124)	–	–

Associates – share of OCI, net of tax (note 5)	1,425	–	(10)	–	–	1,415	–	–

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	(2)	(17)	–	–	–	(19)	–	–

Retirement benefit schemes

– net actuarial losses	–	–	–	–	–	–	–	(231)

Associates – share of OCI, net of tax (note 5)		–	–	–	–		–	20

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	–	–	–	–	36

Other changes in equity

Employee share options

– value of employee services	–	–	–	–	–	–	–	71

Dividends and other appropriations

– ordinary shares	–	–	–	–	–	–	–	(2,910)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	–	–	–	(64)	–

Non-controlling interests – acquisitions (note 24(c))	–	–	–	–	–	–	–	4

Other movements	–	–	–	–	–	–	60	(57)

31 December 2016	(382)	4	39	179	573	413	(5,053)	8,384

Summary of Tax Attributable to Components of Other Comprehensive Income

The tax attributable to components of other comprehensive income is as follows:

	2018 £m	2017 £m	2016 £m

Translation reserve

Net investment hedges

– net fair value losses	–	–	(2)

	–	–	(2)

Hedging reserve

Cash flow hedges

– net fair value losses/(gains)	18	34	(11)

– reclassified and reported in profit for the year	–	–	(6)

	18	34	(17)

Retained earnings

– actuarial (gains)/losses in respect of subsidiaries	(33)	(171)	36

	(33)	(171)	36
Owners of the parent	(15)	(137)	17

Non-controlling interests	–	–	–

Total tax recognised in other comprehensive income for the year (note 6(f))	(15)	(137)	17